BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 29, 2019	Mar. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Recent issued accounting guidance [Line Items]
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the year			$ 2,945,000,000	$ (2,477,000,000)	$ 1,238,000,000
Accounting Standards Update 2014-09 [Member]
Recent issued accounting guidance [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ (257,000,000)
Accounting Standards Update 2016-01 [Member]
Recent issued accounting guidance [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		(409,000,000)
Accounting Standards Update 2016-09 [Member]
Recent issued accounting guidance [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income					130,000,000
New Accounting Pronouncement or Change in Accounting Principle, Effect of Cash Flow Reclassification					130,000,000
Accounting Standards Update 2016-15 [Member]
Recent issued accounting guidance [Line Items]
Proceeds from Life Insurance Policy				65,000,000	3,000,000
Accounting Standards Update 2016-16 [Member]
Recent issued accounting guidance [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ (2,900,000,000)
Accounting Standards Update 2016-18 [Member]
Recent issued accounting guidance [Line Items]
Purchases of Investments within our Insurance Captives				777,000,000	1,388,000,000
Proceeds from Disposal of Investments within our Insurance Captives				773,000,000	1,304,000,000
Accounting Standards Update 2017-07 [Member]
Recent issued accounting guidance [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				(98,000,000)	(31,000,000)
Accounting Standards Update 2016-02 [Member]
Recent issued accounting guidance [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (0.01)
Accounting Standards Update 2018-02 [Member]
Recent issued accounting guidance [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						$ 500,000,000
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Accounting Standards Update 2016-18 [Member]
Recent issued accounting guidance [Line Items]
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the year				$ 36,000,000	$ 94,000,000